8. Deferred Taxes (Details - Deferred tax balances) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset		$ 439,775	$ 507,880	$ 504,476
Deferred tax liability		(2,797,020)	(3,258,194)	(3,062,046)
Net change in deferred tax liability		(2,357,245)	(2,750,314)	(2,557,571)
Deferred tax expense (income) recognised in profit or loss		(273,071)	15,867	(130,306)
Deferred Assets [Member] | Write off of intangibles [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset		439,775	507,880	501,880
Deferred Assets [Member] | Bad debt provision [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset				2,596
(Charged) Net [Member] | Write off of intangibles [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net change in deferred tax liability		439,775	507,880	501,880
(Charged) Net [Member] | Write off of tangibles [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net change in deferred tax liability		(52,442)	(48,009)	(149,164)
(Charged) Net [Member] | Accounting of investment properties [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net change in deferred tax liability		(352,034)	(948,648)	(1,107,110)
(Charged) Net [Member] | Loss on investments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net change in deferred tax liability		(251,317)	(263,732)	(231,484)
(Charged) Net [Member] | Bad debt provision [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net change in deferred tax liability				2,596
Movement [Member] | Write off of intangibles [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss		45,592	59,767	97,213	[1]
Movement [Member] | Write off of tangibles [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss		6,904	11,164	8,424	[1]
Movement [Member] | Accounting of lease contracts according to IAS 17 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss		244,962	191,956	14,091	[1]
Movement [Member] | Accounting of investment properties [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss		(569,346)	(225,124)	(272,437)	[1]
Movement [Member] | Mark to market on derivative instruments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	[1]			53,034
Movement [Member] | Loss on investments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	[1]			(30,470)
Movement [Member] | Bad debt provision [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss			2,780	397	[1]
Movement [Member] | Provision for risk [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	[1]			217
Movement [Member] | Other Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss		(1,183)	(24,676)	(775)	[1]
Deferred Liabilities [Member] | Write off of tangibles [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability		(52,442)	(48,009)	(149,164)
Deferred Liabilities [Member] | Accounting of lease contracts according to IAS 17 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability		(2,141,227)	(1,997,805)	(1,574,288)
Net change in deferred tax liability		(2,141,227)	(1,997,805)	(1,574,289)
Deferred Liabilities [Member] | Accounting of investment properties [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability		(352,034)	(948,648)	(1,107,110)
Deferred Liabilities [Member] | Loss on investments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability		$ (251,317)	$ (263,732)	$ (231,484)

[1]	Restated for discontinued operations (see note 9 - Discontinued Operations)